UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of January 31, 2019 (Unaudited)

DWS Emerging Markets Fixed Income Fund

	Principal Amount ($)	Value ($)
Bonds 97.7%
Angola 3.0%
Republic of Angola, 144A, 9.5%, 11/12/2025 (Cost $2,170,911)	2,000,000	2,229,948
Argentina 3.3%
Agua y Saneamientos Argentinos SA, REG S, 6.625%, 2/1/2023	1,000,000	785,000
Republic of Argentina, 4.625%, 1/11/2023	2,000,000	1,715,000
(Cost $2,679,252)		2,500,000
Azerbaijan 5.4%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,930,000	2,142,300
State Oil Co. of the Azerbaijan Republic:
REG S, 4.75%, 3/13/2023	405,000	408,037
REG S, 6.95%, 3/18/2030	1,400,000	1,540,000
(Cost $4,030,685)		4,090,337
Bahrain 1.5%
Kingdom of Bahrain, 144A, 6.75%, 9/20/2029	600,000	607,020
The Oil & Gas Holding Co. BSCC, 144A, 7.5%, 10/25/2027	500,000	515,250
(Cost $1,023,937)		1,122,270
Ecuador 2.8%
Republic of Ecuador:
144A, 7.875%, 1/23/2028	1,090,000	966,503
144A, 8.75%, 6/2/2023	750,000	743,025
144A, 8.875%, 10/23/2027	400,000	373,480
(Cost $2,307,724)		2,083,008
Egypt 0.6%
Arab Republic of Egypt, REG S, 5.577%, 2/21/2023 (Cost $477,849)	500,000	484,838
Ethiopia 0.7%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $483,415)	500,000	502,920
Ghana 3.1%
Republic of Ghana, 144A, 8.125%, 1/18/2026 (Cost $2,354,624)	2,300,000	2,334,891
Ivory Coast 2.9%
Ivory Coast Government International Bond:
144A, 5.375%, 7/23/2024 (a)	500,000	476,450
144A, 6.375%, 3/3/2028	1,800,000	1,721,304
(Cost $2,288,930)		2,197,754
Kazakhstan 8.1%
Development Bank of Kazakhstan JSC, 144A, 4.125%, 12/10/2022	800,000	793,331
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023	1,600,000	1,620,877
Kazakhstan Temir Zholy Finance BV, 144A, 6.95%, 7/10/2042	750,000	832,500
Kazakhstan Temir Zholy National Co. JSC, 144A, 4.85%, 11/17/2027	1,900,000	1,906,962
Tengizchevroil Finance Co. International Ltd., 144A, 4.0%, 8/15/2026	1,000,000	962,500
(Cost $6,211,693)		6,116,170
Kenya 1.3%
Republic of Kenya:
144A, 6.875%, 6/24/2024	790,000	788,341
144A, 7.25%, 2/28/2028	200,000	195,144
(Cost $1,020,562)		983,485
Malaysia 1.2%
1MDB Global Investments Ltd., REG S, 4.4%, 3/9/2023 (Cost $916,821)	1,000,000	933,688
Mexico 4.5%
Comision Federal de Electricidad, 144A, 4.875%, 1/15/2024	1,600,000	1,596,000
Petroleos Mexicanos:
5.35%, 2/12/2028	1,000,000	875,000
6.5%, 3/13/2027	930,000	892,335
(Cost $3,591,832)		3,363,335
Namibia 3.3%
Republic of Namibia:
144A, 5.25%, 10/29/2025	1,200,000	1,144,368
144A, 5.5%, 11/3/2021	1,300,000	1,309,807
(Cost $2,520,040)		2,454,175
Nigeria 3.1%
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	1,777,044
144A, 7.143%, 2/23/2030	570,000	546,961
(Cost $2,402,495)		2,324,005
Oman 4.3%
Oman Government International Bond:
144A, 5.375%, 3/8/2027	1,600,000	1,446,445
144A, 5.625%, 1/17/2028	2,000,000	1,819,136
(Cost $3,629,141)		3,265,581
Pakistan 1.3%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	975,200
Qatar 0.7%
State of Qatar, 144A, 3.25%, 6/2/2026 (Cost $472,954)	500,000	489,515
Russia 8.9%
Gazprom OAO, 144A, 6.51%, 3/7/2022	1,500,000	1,582,500
Russian Federation, 144A, 4.25%, 6/23/2027	400,000	390,967
Russian Railways, REG S, 5.7%, 4/5/2022	1,000,000	1,030,840
Vnesheconombank:
REG S, 5.942%, 11/21/2023	500,000	505,724
REG S, 6.902%, 7/9/2020	500,000	511,750
144A, 6.025%, 7/5/2022	1,200,000	1,221,324
144A, 6.8%, 11/22/2025	1,400,000	1,469,636
(Cost $6,705,118)		6,712,741
Rwanda 0.5%
Republic of Rwanda, 144A, 6.625%, 5/2/2023 (Cost $407,009)	400,000	403,796
Senegal 3.1%
Republic of Senegal, 144A, 6.25%, 7/30/2024 (Cost $2,302,538)	2,300,000	2,333,396
South Africa 3.8%
Eskom Holdings SOC Ltd., 144A, 7.125%, 2/11/2025	2,150,000	2,117,750
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	800,000	766,672
(Cost $3,015,887)		2,884,422
Sri Lanka 2.8%
Republic of Sri Lanka:
144A, 5.875%, 7/25/2022	1,300,000	1,278,754
144A, 6.2%, 5/11/2027	900,000	838,277
(Cost $2,156,677)		2,117,031
Supranational 4.6%
Banque Ouest Africaine de Developpement:
144A, 5.0%, 7/27/2027	1,500,000	1,466,250
144A, 5.5%, 5/6/2021	1,000,000	1,028,880
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	1,000,000	992,500
(Cost $3,464,858)		3,487,630
Tajikistan 1.9%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (a) (Cost $1,575,000)	1,575,000	1,422,052
Tunisia 2.9%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $2,383,230)	2,500,000	2,168,540
Turkey 13.4%
Akbank Turk AS, 144A, 5.0%, 10/24/2022	800,000	759,109
Export Credit Bank of Turkey:
144A, 4.25%, 9/18/2022	800,000	739,577
144A, 5.375%, 10/24/2023	1,000,000	933,920
144A, 6.125%, 5/3/2024	1,000,000	944,360
Republic of Turkey:
4.25%, 4/14/2026	2,050,000	1,805,853
5.625%, 3/30/2021	1,500,000	1,515,000
6.0%, 3/25/2027	550,000	529,702
TC Ziraat Bankasi AS, 144A, 5.125%, 9/29/2023	1,200,000	1,085,904
Turkiye Vakiflar Bankasi TAO, 144A, 5.75%, 1/30/2023	1,900,000	1,753,609
(Cost $10,365,740)		10,067,034
Ukraine 1.5%
Government of Ukraine, 144A, 7.75%, 9/1/2022 (Cost $1,183,447)	1,200,000	1,157,544
Venezuela 1.1%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024 *(b)	1,750,000	430,500
144A, 9.0%, 11/17/2021 *(b)	1,480,000	426,240
(Cost $1,222,980)		856,740
Zambia 2.1%
Republic of Zambia, 144A, 8.5%, 4/14/2024 (Cost $2,026,848)	1,900,000	1,567,500
Total Bonds (Cost $76,392,197)		73,629,546
	Shares	Value ($)
Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (c) (d) (Cost $1,355,250)	1,355,250	1,355,250
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 2.41% (c) (Cost $1,185,906)	1,185,906	1,185,906
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $78,933,353)	101.1	76,170,702
Other Assets and Liabilities, Net	(1.1)	(836,689)
Net Assets	100.0	75,334,013

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (c) (d)
4,024,350	—	2,669,100	(e)	—	—	4,972	—	1,355,250	1,355,250
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 2.41% (c)
1,891,393	3,737,012	4,442,499		—	—	5,964	—	1,185,906	1,185,906
5,915,743	3,737,012	7,111,599		—	—	10,936	—	2,541,156	2,541,156

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Petroleos de Venezuela SA*	6.0%	5/16/2024	1,750,000	770,230	430,500
Petroleos de Venezuela SA*	9.0%	11/17/2021	1,480,000	452,750	426,240
				1,222,980	856,740

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2019 amounted to $1,307,109, which is 1.7% of net assets.
(b)	Restricted security.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Bonds	$—	$73,629,546	$—	$73,629,546
Short-Term Investments (f)	2,541,156	—	—	2,541,156
Total	$2,541,156	$73,629,546	$—	$76,170,702

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019